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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-22359

Papp Investment Trust

(Exact name of registrant as specified in charter)

2201 E. Camelback Road, Suite 227B Phoenix, Arizona  85016

(Address of principal executive offices) (Zip code)

Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code: (602) 956-0980

Date of fiscal year end:            November 30, 2014

Date of reporting period:          August 31, 2014

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PAPP SMALL & MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)
COMMON STOCKS — 96.8%	Shares	Value

Consumer Discretionary - 12.8%
Leisure Products - 3.9%
Polaris Industries, Inc.	6,600	$959,508

Specialty Retail - 8.9%
O'Reilly Automotive, Inc.*	8,000	1,247,840
Williams-Sonoma, Inc.	14,600	960,242
		2,208,082
Consumer Staples - 7.8%
Food & Staples Retailing - 1.9%
Whole Foods Market, Inc.	12,000	469,680

Food Products - 2.7%
McCormick & Co., Inc.	9,700	675,993

Household Products - 3.2%
Church & Dwight Co., Inc.	7,000	477,680
Clorox Co. (The)	3,500	310,100
		787,780
Energy - 6.5%
Energy Equipment & Services - 1.8%
FMC Technologies, Inc.*	7,200	445,248

Oil, Gas & Consumable Fuels - 4.7%
Pioneer Natural Resources Co.	2,300	479,895
Whiting Petroleum Corp.*	7,300	676,418
		1,156,313
Financials - 6.5%
Banks - 2.8%
UMB Financial Corp.	12,000	693,000

Capital Markets - 3.7%
T. Rowe Price Group, Inc.	11,200	907,144

Health Care - 17.9%
Health Care Equipment & Supplies - 7.7%
C.R. Bard, Inc.	6,700	994,548
ResMed, Inc.	5,300	281,165
Varian Medical Systems, Inc.*	7,300	620,646
		1,896,359
Health Care Providers and Services - 2.1%
Catamaran Corp.*	11,100	523,032

PAPP SMALL & MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 96.8% (Continued)	Shares	Value

Health Care - 17.9% (Continued)
Life Sciences Tools & Services - 8.1%
Mettler-Toledo International, Inc.*	3,650	$987,252
PAREXEL International Corp.*	18,000	1,015,920
		2,003,172
Industrials - 20.7%
Air Freight & Logistics - 2.8%
Expeditors International of Washington, Inc.	17,000	702,100

Commercial Services & Supplies - 3.3%
Stericycle, Inc.*	6,800	808,180

Electrical Equipment - 4.3%
AMETEK, Inc.	20,100	1,064,094

Machinery - 6.8%
IDEX Corp.	14,200	1,092,548
Valmont Industries, Inc.	4,200	591,150
		1,683,698
Professional Services - 3.5%
IHS, Inc. - Class A*	6,000	854,820

Information Technology - 15.2%
Electronic Equipment, Instruments & Components - 3.3%
Trimble Navigation Ltd.*	24,500	814,870

Internet Software & Services - 1.7%
CoStar Group, Inc.*	2,900	419,775

Semiconductors & Semiconductor Equipment - 4.2%
Linear Technology Corp.	8,300	374,413
NXP Semiconductors N.V.*	4,800	328,896
Silicon Laboratories, Inc.*	7,100	321,843
		1,025,152
Software - 6.0%
FactSet Research Systems, Inc.	7,500	955,500
Informatica Corp.*	15,500	527,852
		1,483,352
Materials - 9.4%
Industrial Gases - 2.8%
Airgas, Inc.	6,300	695,394

Specialty Chemicals - 6.6%
Ecolab, Inc.	10,000	1,148,200
Sigma-Aldrich Corp.	4,700	488,800
		1,637,000

Total Common Stocks (Cost $15,928,543)		$23,913,746

PAPP SMALL & MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
EXCHANGE-TRADED FUNDS - 0.9%	Shares	Value
SPDR S&P Biotech ETF (Cost $180,913)	1,400	$226,730

MONEY MARKET FUNDS — 2.2%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I,
0.01%(a) (Cost $544,787)	544,787	$544,787

Total Investments at Value — 99.9% (Cost $16,654,243)		$24,685,263

Other Assets in Excess of Liabilities — 0.1%		17,093

Net Assets — 100.0%		$24,702,356

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of August 31, 2014.

See accompanying notes to Schedule of Investments.

PAPP SMALL & MID-CAP GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

1.	Securities Valuation

Papp Small & Mid-Cap Growth Fund's (the "Fund") portfolio securities are valued at market value as of the close of regular trading on the New York Stock Exchange (the "NYSE") (normally 4:00 p.m. Eastern time) on each business day the NYSE is open.  Securities listed on the NYSE or other exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded.  If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day.  NASDAQ listed securities are valued at the NASDAQ Official Closing Price.  If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ.  Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise at the mean of the closing bid and ask prices.  In the event that market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees of the Trust and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Factors determining portfolio investments subject to fair value determination include, but are not limited to, the following: the spread between bid and asked prices is substantial; infrequency of sales; thinness of market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or future markets, such as the suspension or limitation of trading.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurement.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosures purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

PAPP SMALL & MID-CAP GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2014:

	Level 1	Level 2	Level 3	Total

Common Stocks	$23,913,746	$-	$-	$23,913,746
Exchange-Traded Funds	226,730	-	-	226,730
Money Market Funds	544,787	-	-	544,787
Total	$24,685,263	$-	$-	$24,685,263

Refer to the Fund's Schedule of Investments for a listing of the common stocks by industry type.  As of August 31, 2014, the Fund did not have any transfers in and out of any Level.  In addition, the Fund did not have any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of August 31, 2014.  It is the Fund's policy to recognize transfers into and out of any Level at the end of the reporting period.

2.	Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of August 31, 2014:

Tax cost of portfolio investments	$16,654,243

Gross unrealized appreciation	$8,165,842
Gross unrealized depreciation	(134,822)

Net unrealized appreciation	$8,031,020

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Papp Investment Trust

By (Signature and Title)*		/s/ Harry A. Papp
Harry A. Papp, President

Date	October 9, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Harry A. Papp
Harry A. Papp, President

Date	October 9, 2014

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	October 9, 2014

*	Print the name and title of each signing officer under his or her signature.